Leases - Schedule of Weighted-Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term	6 years 1 month 6 days	6 years 9 months 18 days	5 years 4 months 24 days
Weighted-average discount rate	6.40%	6.40%	6.30%